Financial instruments and risk management (Details 11) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total nominal	R$ 741,516
Fair value, net	49	R$ 128
Swaps C R A [Member]
IfrsStatementLineItems [Line Items]
Total nominal	R$ 600,218
Interest rate per year	3.54%
Maturity date	Dec-2028
Fair value, net	R$ 41	98
Swaps C R A 1 [Member]
IfrsStatementLineItems [Line Items]
Total nominal	R$ 141,298
Interest rate per year	3.37%
Maturity date	Dec-2031
Fair value, net	R$ 8	R$ 30